SCHEDULE OF OTHER EXPENSES (Details)	12 Months Ended
Dec. 31, 2023 USD ($)
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Property and equipment, net	$ 320,700
Other Expense [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Property and equipment, net	41,929
Foreign currency translation property and equipment net	2,358
Impairment losses property and equipment net	(44,287)
Property and equipment, net
Intangibles, net	11,499
Foreign currency translation Intangibles net	750
Impairment losses Intangibles net	(12,249)
Intangibles, net
Other assets	53,428
Foreign currency translation other assets	3,108
Impairment losses other assets	(56,536)
Other assets